NET LOSS PER SHARE - Anti-dilutive Securities (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	92,821	381,643	333,038
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	19,933	3,370	3,366
Series D Preferred Stock Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities		485	9,090
Series E Preferred Stock Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities		121
RSU
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	46,525	22,758	912
Stock option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	24,158	36,609	44,066
Unvested Shares from Early Exercise
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	57	187	1,120
Vesting of restricted shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities	2,148	3,689	2,994
Redeemable convertible preferred stock outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive securities		314,424	271,490